Related Party Transactions and Balances (Other Receivables Due from Related Parties) (Details)			1 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 30, 2014 Subsequent Event [Member] CNY	Dec. 31, 2013 Shanda Games Limited [Member] USD ($)	Dec. 31, 2012 Shanda Games Limited [Member] USD ($)	Dec. 31, 2013 Hurray! Media Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Hurray! Media Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Seed Music Group Limited [Member] USD ($)	Dec. 31, 2012 Seed Music Group Limited [Member] USD ($)	Dec. 31, 2013 Shanda Capital Limited [Member] USD ($)	Dec. 31, 2012 Shanda Capital Limited [Member] USD ($)	Dec. 31, 2013 Other companies under common control by Shanda [Member] USD ($)	Dec. 31, 2012 Other companies under common control by Shanda [Member] USD ($)
Related Party Transaction [Line Items]
Other receivables due from related parties	$ 1,787,505	$ 6,096,783		$ 0	$ 3,389,567	$ 1,246,641	$ 1,246,641	$ 0	$ 980,000	$ 495,196	$ 480,575	$ 45,668	$ 0
Annual interest rate										3.00%
Contribution received from an affiliate of Shanda			20,000,000